Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Indefinite-lived Intangible Assets [Line Items]
Impairment charge			$ 50
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,169	$ 1,179
Foreign currency translation adjustment	(2)	(10)
Ending Balance	1,167	1,169	1,179
NAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	928
Foreign currency translation adjustment	0	0
Ending Balance	927	927	928
EA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	242	251
Foreign currency translation adjustment	(2)	(10)
Ending Balance	$ 240	$ 242	$ 251